Intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Additions	$ 0
License To Acquire An Antibody
Disclosure of detailed information about intangible assets [line items]
Additions		$ 250
License To Use Technology To Generate Antibody Drug Conjugates
Disclosure of detailed information about intangible assets [line items]
Additions		$ 125